Small Company Value Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Communication Services - 0.9%
AMC Entertainment Holdings, Inc. (a)	14,510	$41,644
AMC Networks, Inc. - Class A (a)	1,897	13,051
AST SpaceMobile, Inc. (a)(b)	370	8,414
Bandwidth, Inc. - Class A (a)	430	5,633
Bumble, Inc. - Class A (a)	2,730	11,848
Emerald Holding, Inc.	1,150	4,520
EW Scripps Co. - Class A (a)	8,870	26,255
John Wiley & Sons, Inc. - Class A	120	5,347
Lumen Technologies, Inc. (a)	750	2,940
National CineMedia, Inc.	1,040	6,074
Shutterstock, Inc. (b)	1,070	19,934
Stagwell, Inc. (a)	2,600	15,730
TEGNA, Inc.	1,370	24,961
ZoomInfo Technologies, Inc. (a)	1,590	15,900
		202,251

Consumer Discretionary - 9.6%
Accel Entertainment, Inc. (a)	1,490	14,781
Adient PLC (a)	3,033	39,004
Adtalem Global Education, Inc. (a)	546	54,949
Advance Auto Parts, Inc.	340	13,331
American Axle & Manufacturing Holdings, Inc. (a)	2,470	10,053
Asbury Automotive Group, Inc. (a)	50	11,042
Beazer Homes USA, Inc. (a)	270	5,505
Bloomin' Brands, Inc.	2,290	16,419
Brunswick Corp.	500	26,925
Carter's, Inc.	330	13,497
Century Communities, Inc.	1,302	87,364
Cheesecake Factory, Inc. (b)	335	16,301
Cooper-Standard Holdings, Inc. (a)	147	2,252
Dana, Inc.	5,800	77,314
Dave & Buster's Entertainment, Inc. (a)	300	5,271
Denny's Corp. (a)	4,100	15,047
El Pollo Loco Holdings, Inc. (a)	1,260	12,978
Flexsteel Industries, Inc.	1,120	40,891
Fox Factory Holding Corp. (a)	940	21,940
Frontdoor, Inc. (a)	786	30,198
Gentex Corp.	1,320	30,756
G-III Apparel Group Ltd. (a)	560	15,316
Goodyear Tire & Rubber Co. (a)	1,990	18,388
Green Brick Partners, Inc. (a)	766	44,665
Group 1 Automotive, Inc.	50	19,098
Harley-Davidson, Inc.	1,240	31,310
Haverty Furniture Cos., Inc.	1,190	23,467
Helen of Troy Ltd. (a)	500	26,745
Hilton Grand Vacations, Inc. (a)	700	26,187
International Game Technology PLC	1,780	28,943
JAKKS Pacific, Inc.	338	8,338
Johnson Outdoors, Inc. - Class A	1,931	47,966
KB Home	1,974	114,729
Laureate Education, Inc. (a)	1,840	37,628
Lear Corp.	350	30,877
Legacy Housing Corp. (a)	630	15,889
Leggett & Platt, Inc.	2,460	19,459
Leslie's, Inc. (a)	6,310	4,641
LGI Homes, Inc. (a)	170	11,300
Lindblad Expeditions Holdings, Inc. (a)	702	6,508
M/I Homes, Inc. (a)	654	74,674
MarineMax, Inc. (a)	500	10,750
Marriott Vacations Worldwide Corp.	340	21,842
Monarch Casino & Resort, Inc.	190	14,772
OneWater Marine, Inc. - Class A (a)	1,110	17,960
Oxford Industries, Inc.	420	24,641
Papa John's International, Inc.	210	8,627
Peloton Interactive, Inc. - Class A (a)	925	5,846
Perdoceo Education Corp.	865	21,781
PetMed Express, Inc. (a)	1,060	4,441
Phinia, Inc.	330	14,002
Polaris, Inc.	730	29,886
PVH Corp.	210	13,574
RealReal Inc/The (a)	2,690	14,499
Red Rock Resorts, Inc. - Class A	8,165	354,116
Rocky Brands, Inc.	3,029	52,614
Sabre Corp. (a)	5,070	14,247
Signet Jewelers Ltd.	450	26,127
Sonic Automotive, Inc. - Class A	480	27,341
Steven Madden Ltd.	600	15,984
Stoneridge, Inc. (a)	2,729	12,526
Strategic Education, Inc.	40	3,358
Taylor Morrison Home Corp. (a)	1,196	71,808
Thor Industries, Inc.	250	18,953
Travel + Leisure Co.	610	28,237
Tri Pointe Homes, Inc. (a)	675	21,546
United Parks & Resorts, Inc. (a)	670	30,458
Vail Resorts, Inc.	156	24,963
Visteon Corp. (a)	400	31,048
Worthington Enterprises, Inc.	590	29,553
Xponential Fitness, Inc. - Class A (a)	858	7,147
		2,124,593

Consumer Staples - 4.3%
Andersons, Inc.	570	24,470
Cal-Maine Foods, Inc.	1,946	176,891
Central Garden & Pet Co. (a)	510	18,697
Edgewell Personal Care Co.	490	15,293
Energizer Holdings, Inc.	600	17,952
Hain Celestial Group, Inc. (a)	4,490	18,634
Herbalife Ltd. (a)	4,250	36,677
HF Foods Group, Inc. (a)	231	1,132
Ingles Markets, Inc. - Class A	138	8,988
Interparfums, Inc.	70	7,971
John B Sanfilippo & Son, Inc.	320	22,675
Lancaster Colony Corp.	698	122,150
Mama's Creations, Inc. (a)	10,159	66,135
MGP Ingredients, Inc.	230	6,757
Mission Produce, Inc. (a)	359	3,762
Natural Grocers by Vitamin Cottage, Inc.	69	2,774
Oil-Dri Corp. of America	2,979	136,796
Post Holdings, Inc. (a)	851	99,022
PriceSmart, Inc.	440	38,654
Primo Brands Corp.	640	22,714
United Natural Foods, Inc. (a)	2,140	58,615
Village Super Market, Inc. - Class A	424	16,116
WK Kellogg Co. (b)	1,570	31,290
		954,165

Energy - 5.8%
Baytex Energy Corp.	12,063	26,901
Berry Corp.	2,810	9,020
Cactus, Inc. - Class A	440	20,165
California Resources Corp.	1,019	44,805
Centrus Energy Corp. - Class A (a)	1,689	105,073
Civitas Resources, Inc.	5,654	197,268
Core Laboratories, Inc.	990	14,840
Crescent Energy Co. - Class A	2,260	25,402
CVR Energy, Inc.	1,450	28,130
Delek US Holdings, Inc.	1,750	26,373
Excelerate Energy, Inc. - Class A	650	18,642
Expro Group Holdings NV (a)	2,410	23,955
Innovex International, Inc. (a)	4,370	78,485
International Seaways, Inc.	320	10,624
Kinetik Holdings, Inc.	950	49,343
Kodiak Gas Services, Inc.	470	17,531
Kosmos Energy Ltd. (a)	11,030	25,148
Liberty Energy, Inc.	1,230	19,471
Magnolia Oil & Gas Corp. - Class A	3,439	86,869
Matador Resources Co.	50	2,555
Murphy Oil Corp.	940	26,696
National Energy Services Reunited Corp. (a)	2,740	20,166
NextDecade Corp. (a)	3,180	24,740
Northern Oil & Gas, Inc.	960	29,021
NOV, Inc.	2,140	32,571
Oceaneering International, Inc. (a)	462	10,076
Oil States International, Inc. (a)	2,560	13,184
Par Pacific Holdings, Inc. (a)	2,120	30,231
Patterson-UTI Energy, Inc.	744	6,116
PBF Energy, Inc. - Class A	1,150	21,954
ProFrac Holding Corp. - Class A (a)(b)	2,400	18,216
ProPetro Holding Corp. (a)	2,820	20,727
REX American Resources Corp. (a)	805	30,244
RPC, Inc.	4,090	22,495
Select Water Solutions, Inc.	1,940	20,370
Talos Energy, Inc. (a)	3,670	35,672
VAALCO Energy, Inc.	7,110	26,734
Vital Energy, Inc. (a)	1,020	21,644
World Kinect Corp.	1,160	32,898
		1,274,355

Financials - 30.6%(c)
1st Source Corp.	1,490	89,117
Alerus Financial Corp.	2,147	39,634
Ambac Financial Group, Inc. (a)	1,420	12,425
Amerant Bancorp, Inc.	1,070	22,085
Arrow Financial Corp.	320	8,413
Artisan Partners Asset Management, Inc. - Class A	1,090	42,619
Associated Banc-Corp.	970	21,854
Assured Guaranty Ltd.	175	15,417
Banc of California, Inc.	1,842	26,138
BancFirst Corp.	1,011	111,079
Banco Latinoamericano de Comercio Exterior SA	1,655	60,573
Bancorp, Inc. (a)	633	33,448
Bank of Marin Bancorp	390	8,607
Bank of NT Butterfield & Son Ltd.	258	10,041
Bank OZK	5,253	228,243
Bank7 Corp.	1,820	70,507
BankUnited, Inc.	2,590	89,200
BayCom Corp.	360	9,061
Berkshire Hills Bancorp, Inc.	1,632	42,579
BGC Group, Inc. - Class A	22,272	204,234
BOK Financial Corp.	945	98,422
Bread Financial Holdings, Inc.	1,758	88,041
Bridgewater Bancshares, Inc. (a)	550	7,639
Brookline Bancorp, Inc.	2,450	26,705
Burke & Herbert Financial Services Corp.	250	14,028
Cadence Bank	1,930	58,595
California BanCorp (a)	510	7,308
Camden National Corp.	360	14,569
Capital Bancorp, Inc.	260	7,366
Capitol Federal Financial, Inc.	4,580	25,648
Carter Bankshares, Inc. (a)	530	8,575
Cass Information Systems, Inc.	380	16,435
Cathay General Bancorp	350	15,060
Central Pacific Financial Corp.	820	22,173
City Holding Co.	197	23,142
Civista Bancshares, Inc.	510	9,965
Claros Mortgage Trust, Inc.	1,460	5,446
CNB Financial Corp.	630	14,018
CNO Financial Group, Inc.	1,202	50,063
Coastal Financial Corp. (a)	270	24,411
Colony Bankcorp, Inc.	780	12,597
Columbia Banking System, Inc.	870	21,698
Community Financial System, Inc.	624	35,481
Community Trust Bancorp, Inc.	565	28,453
ConnectOne Bancorp, Inc.	1,230	29,901
CVB Financial Corp.	2,366	43,676
Diamond Hill Investment Group, Inc.	120	17,141
Dime Community Bancshares, Inc.	490	13,661
Eagle Bancorp, Inc.	1,330	27,930
Employers Holdings, Inc.	1,340	67,858
Enact Holdings, Inc.	1,090	37,877
Enterprise Financial Services Corp.	400	21,496
Esquire Financial Holdings, Inc.	887	66,862
Essent Group Ltd.	615	35,498
Euronet Worldwide, Inc. (a)	270	28,850
Evans Bancorp, Inc.	190	7,404
F&G Annuities & Life, Inc.	610	21,990
Farmers National Banc Corp.	377	4,920
FB Financial Corp.	469	21,743
Federated Hermes, Inc.	835	34,043
Financial Institutions, Inc.	1,079	26,932
First BanCorp/Puerto Rico	1,910	36,615
First Busey Corp.	2,451	52,942
First Commonwealth Financial Corp.	3,110	48,329
First Financial Bancorp	1,196	29,876
First Financial Corp.	888	43,494
First Foundation, Inc.	3,890	20,189
First Hawaiian, Inc.	1,170	28,595
First Internet Bancorp	360	9,641
First Interstate BancSystem, Inc. - Class A	870	24,925
First Merchants Corp.	717	28,995
First Mid Bancshares, Inc.	250	8,725
First of Long Island Corp.	630	7,780
First Western Financial, Inc. (a)	2,137	41,992
Five Star Bancorp	110	3,058
Flushing Financial Corp.	2,120	26,924
Fulton Financial Corp.	4,270	77,244
Genworth Financial, Inc. - Class A (a)	7,331	51,977
Glacier Bancorp, Inc.	2,330	103,033
Great Southern Bancorp, Inc.	220	12,181
Hamilton Lane, Inc. - Class A	270	40,141
Hancock Whitney Corp.	3,195	167,578
Hanmi Financial Corp.	1,250	28,325
Hanover Insurance Group, Inc.	150	26,092
HBT Financial, Inc.	1,280	28,685
Heritage Commerce Corp.	3,240	30,845
Heritage Financial Corp.	780	18,977
Hilltop Holdings, Inc.	1,100	33,495
Hingham Institution for Savings	90	21,402
Home Bancorp, Inc.	100	4,480
Home BancShares, Inc.	5,131	145,053
HomeStreet, Inc. (a)	690	8,101
Hope Bancorp, Inc.	2,620	27,431
Horace Mann Educators Corp.	720	30,766
Horizon Bancorp, Inc.	1,410	21,263
Independent Bank Corp.	1,739	108,948
International Bancshares Corp.	1,909	120,382
International General Insurance Holdings Ltd.	4,069	107,055
International Money Express, Inc. (a)	1,340	16,911
Kearny Financial Corp.	3,010	18,843
Kemper Corp.	480	32,088
Lincoln National Corp.	520	18,673
Live Oak Bancshares, Inc.	6,675	177,956
Mercantile Bank Corp.	330	14,335
Merchants Bancorp	770	28,490
Mercury General Corp.	1,131	63,223
MGIC Investment Corp.	970	24,037
Mid Penn Bancorp, Inc.	330	8,550
Midland States Bancorp, Inc.	780	13,354
MidWestOne Financial Group, Inc.	500	14,805
Moelis & Co. - Class A	240	14,006
Mr Cooper Group, Inc. (a)	2,329	278,548
Navient Corp.	2,150	27,154
NB Bancorp, Inc. (a)	1,480	26,744
New York Community Bancorp, Inc.	2,600	30,212
Nicolet Bankshares, Inc.	260	28,330
NMI Holdings, Inc. - Class A (a)	725	26,136
Northeast Bank	91	8,330
Northfield Bancorp, Inc.	2,070	22,584
Northrim BanCorp, Inc.	242	17,719
OceanFirst Financial Corp.	1,840	31,298
OFG Bancorp	1,245	49,825
Origin Bancorp, Inc.	620	21,495
Orrstown Financial Services, Inc.	565	16,956
Pacific Premier Bancorp, Inc.	1,260	26,863
Pathward Financial, Inc.	138	10,067
Peapack-Gladstone Financial Corp.	720	20,448
Peoples Financial Services Corp.	150	6,671
Ponce Financial Group, Inc. (a)	540	6,842
PRA Group, Inc. (a)	4,660	96,089
Preferred Bank	1,985	166,065
ProAssurance Corp. (a)	1,130	26,385
PROG Holdings, Inc.	518	13,779
Provident Financial Services, Inc.	1,685	28,931
Radian Group, Inc.	980	32,409
RBB Bancorp	450	7,425
S&T Bancorp, Inc.	725	26,861
Selective Insurance Group, Inc.	190	17,393
Selectquote, Inc. (a)	5,730	19,138
ServisFirst Bancshares, Inc.	1,830	151,158
Shore Bancshares, Inc.	502	6,797
Sierra Bancorp	260	7,249
Silvercrest Asset Management Group, Inc. - Class A	2,482	40,606
Simmons First National Corp. - Class A	1,420	29,153
SLM Corp.	1,100	32,307
South Plains Financial, Inc.	260	8,611
Southern Missouri Bancorp, Inc.	270	14,045
Southern States Bancshares, Inc.	850	30,387
Southside Bancshares, Inc.	410	11,874
SouthState Corp.	440	40,841
Stewart Information Services Corp.	380	27,113
StoneX Group, Inc. (a)	1,065	81,345
Tompkins Financial Corp.	280	17,634
Towne Bank	290	9,915
TriCo Bancshares	550	21,984
Triumph Financial, Inc. (a)	4,271	246,864
TrustCo Bank Corp. NY	750	22,860
UMB Financial Corp.	229	23,152
United Bankshares, Inc.	648	22,466
United Fire Group, Inc.	1,130	33,290
Universal Insurance Holdings, Inc.	2,199	52,116
Univest Financial Corp.	780	22,121
Valley National Bancorp	2,380	21,158
Veritex Holdings, Inc.	1,100	27,467
Virtus Investment Partners, Inc.	240	41,366
WaFd, Inc.	1,013	28,952
Washington Trust Bancorp, Inc.	970	29,934
WesBanco, Inc.	936	28,979
Westamerica BanCorp	646	32,707
Western Union Co.	3,080	32,586
WEX, Inc. (a)(b)	220	34,544
White Mountains Insurance Group Ltd.	18	34,665
World Acceptance Corp. (a)	290	36,699
		6,753,341

Health Care - 6.4%
Acadia Healthcare Co., Inc. (a)	580	17,586
Accuray, Inc. (a)	2,470	4,421
Akero Therapeutics, Inc. (a)	540	21,859
Amneal Pharmaceuticals, Inc. (a)	100	838
Amphastar Pharmaceuticals, Inc. (a)	640	18,554
ANI Pharmaceuticals, Inc. (a)	270	18,076
Astrana Health, Inc. (a)	6,055	187,766
Aurinia Pharmaceuticals, Inc. (a)	2,910	23,396
Avanos Medical, Inc. (a)	3,954	56,661
Aveanna Healthcare Holdings, Inc. (a)	219	1,187
BioCryst Pharmaceuticals, Inc. (a)	2,230	16,725
Biote Corp. (a)	6,484	21,592
CareDx, Inc. (a)	1,950	34,613
Catalyst Pharmaceuticals, Inc. (a)	409	9,918
Coherus Biosciences, Inc. (a)	7,220	5,827
Concentra Group Holdings Parent, Inc.	805	17,468
Cytek Biosciences, Inc. (a)	910	3,649
Editas Medicine, Inc. (a)	2,492	2,891
Embecta Corp.	1,160	14,790
Enhabit, Inc. (a)	640	5,626
Enovis Corp. (a)	6,068	231,858
Envista Holdings Corp. (a)	760	13,118
Generation Bio Co. (a)	1,800	729
Heron Therapeutics, Inc. (a)(b)	1,700	3,740
Inmode Ltd. (a)	1,810	32,109
Innoviva, Inc. (a)	1,542	27,956
Ironwood Pharmaceuticals, Inc. (a)	10,741	15,789
Kodiak Sciences, Inc. (a)	1,320	3,703
Kyverna Therapeutics, Inc. (a)	2,140	4,130
LivaNova Plc (a)	690	27,103
Lyell Immunopharma, Inc. (a)	2,960	1,592
Mesa Laboratories, Inc.	764	90,656
MiMedx Group, Inc. (a)	3,950	30,020
National Research Corp.	370	4,736
Omnicell, Inc. (a)	200	6,992
Organogenesis Holdings, Inc. (a)	3,750	16,200
Owens & Minor, Inc. (a)	2,680	24,200
Pacific Biosciences of California, Inc. (a)(b)	3,590	4,236
Pacira BioSciences, Inc. (a)	2,097	52,110
Pediatrix Medical Group, Inc. (a)	980	14,200
Pliant Therapeutics, Inc. (a)	2,680	3,618
PTC Therapeutics, Inc. (a)	80	4,077
Puma Biotechnology, Inc. (a)	5,980	17,701
RAPT Therapeutics, Inc. (a)	4,984	6,080
Rigel Pharmaceuticals, Inc. (a)	134	2,411
Select Medical Holdings Corp.	740	12,358
SIGA Technologies, Inc. (a)	2,860	15,673
Supernus Pharmaceuticals, Inc. (a)	250	8,188
Tactile Systems Technology, Inc. (a)	1,520	20,094
Twist Bioscience Corp. (a)	75	2,945
UFP Technologies, Inc. (a)	415	83,710
Utah Medical Products, Inc.	498	27,908
Veracyte, Inc. (a)	3,326	98,616
Verve Therapeutics, Inc. (a)	1,400	6,398
XOMA Royalty Corp. (a)	490	9,766
Zentalis Pharmaceuticals, Inc. (a)	3,330	5,295
		1,413,458

Industrials - 17.2%
ABM Industries, Inc.	930	44,045
AerSale Corp. (a)	1,730	12,958
Alamo Group, Inc.	100	17,821
Albany International Corp. - Class A	370	25,545
Allegiant Travel Co.	1,960	101,234
Allient, Inc.	3,167	69,611
Ameresco, Inc. - Class A (a)	270	3,262
American Woodmark Corp. (a)	270	15,884
Apogee Enterprises, Inc.	490	22,702
Aris Water Solutions, Inc. - Class A	860	27,554
Armstrong World Industries, Inc.	110	15,497
Atkore, Inc.	350	20,997
Atmus Filtration Technologies, Inc.	880	32,322
AZZ, Inc.	253	21,153
Blue Bird Corp. (a)	440	14,243
Brady Corp. - Class A	110	7,770
Brink's Co.	320	27,571
Brookfield Business Corp.	251	6,682
Cimpress PLC (a)	1,258	56,899
Columbus McKinnon Corp.	710	12,020
Concrete Pumping Holdings, Inc.	13,015	71,062
Douglas Dynamics, Inc.	3,435	79,795
Ducommun, Inc. (a)	3,593	208,502
Energy Recovery, Inc. (a)	4,315	68,565
Ennis, Inc.	400	8,036
Esab Corp.	200	23,300
ESCO Technologies, Inc.	839	133,502
First Advantage Corp. (a)(b)	17,943	252,817
Fluor Corp. (a)	830	29,731
Forrester Research, Inc. (a)	470	4,343
Franklin Covey Co. (a)	220	6,076
FTAI Infrastructure, Inc.	20,704	93,789
Gates Industrial Corp. PLC (a)	1,070	19,699
Global Industrial Co.	1,029	23,050
Graham Corp. (a)	3,638	104,847
Granite Construction, Inc.	560	42,224
Greenbrier Cos., Inc.	510	26,122
Healthcare Services Group, Inc. (a)	3,030	30,542
Heartland Express, Inc.	1,430	13,185
Heidrick & Struggles International, Inc.	540	23,128
Helios Technologies, Inc.	228	7,317
Hertz Global Holdings, Inc. (a)(b)	4,830	19,030
Hillenbrand, Inc.	950	22,933
Hillman Solutions Corp. (a)	2,930	25,755
HireQuest, Inc.	700	8,330
Huron Consulting Group, Inc. (a)	70	10,042
Hyster-Yale, Inc.	280	11,631
Insperity, Inc.	1,250	111,538
Insteel Industries, Inc.	680	17,884
Interface, Inc.	1,900	37,696
Janus International Group, Inc. (a)	3,480	25,056
JELD-WEN Holding, Inc. (a)	2,850	17,014
John Bean Technologies Corp.	80	9,776
Kennametal, Inc.	700	14,910
Kforce, Inc.	630	30,801
Korn Ferry	480	32,558
L B Foster Co. - Class A (a)	430	8,462
Lindsay Corp.	190	24,039
ManpowerGroup, Inc.	580	33,570
Marten Transport Ltd.	540	7,409
Matson, Inc.	1,045	133,938
Maximus, Inc.	410	27,958
McGrath RentCorp	80	8,912
Miller Industries, Inc.	1,502	63,640
MillerKnoll, Inc.	1,510	28,901
MSC Industrial Direct Co., Inc. - Class A	410	31,845
Mueller Industries, Inc.	1,346	102,484
National Presto Industries, Inc.	135	11,868
Net Power, Inc. (a)	650	1,709
NEXTracker, Inc. - Class A (a)	1,630	68,688
Perma-Fix Environmental Services, Inc. (a)	6,464	46,993
Pitney Bowes, Inc.	9,210	83,351
Proficient Auto Logistics, Inc. (a)	7,820	65,453
Proto Labs, Inc. (a)	370	12,965
Resideo Technologies, Inc. (a)	2,900	51,330
Resources Connection, Inc.	3,010	19,685
REV Group, Inc.	240	7,584
Rush Enterprises, Inc. - Class A	577	30,818
Schneider National, Inc. - Class B	280	6,398
Science Applications International Corp.	80	8,982
Sensata Technologies Holding PLC	1,300	31,551
SkyWest, Inc. (a)	390	34,074
Steelcase, Inc. - Class A	7,815	85,652
Sterling Infrastructure, Inc. (a)	100	11,321
Sun Country Airlines Holdings, Inc. (a)	7,750	95,480
Tennant Co.	290	23,127
Thermon Group Holdings, Inc. (a)	3,239	90,206
Timken Co.	420	30,185
Titan Machinery, Inc. (a)	1,730	29,479
Trinity Industries, Inc.	365	10,242
TrueBlue, Inc. (a)	2,270	12,054
Tutor Perini Corp. (a)	2,590	60,036
UniFirst Corp.	70	12,180
Wabash National Corp.	2,310	25,526
WESCO International, Inc.	136	21,121
Willdan Group, Inc. (a)	1,160	47,235
Zurn Elkay Water Solutions Corp.	2,350	77,503
		3,804,310

Information Technology - 6.2%
Adeia, Inc.	1,690	22,342
Arrow Electronics, Inc. (a)	290	30,111
ASGN, Inc. (a)	370	23,317
Aviat Networks, Inc. (a)	460	8,818
Avnet, Inc.	680	32,701
Belden, Inc.	70	7,018
Benchmark Electronics, Inc.	270	10,268
Cerence, Inc. (a)	1,060	8,374
Cirrus Logic, Inc. (a)	80	7,972
Commvault Systems, Inc. (a)	830	130,941
Crane NXT Co.	520	26,728
Diodes, Inc. (a)	550	23,743
ePlus, Inc. (a)	355	21,666
FARO Technologies, Inc. (a)	1,490	40,677
Ichor Holdings Ltd. (a)	570	12,888
Immersion Corp.	3,140	23,801
indie Semiconductor, Inc. - Class A (a)(b)	7,430	15,120
InterDigital, Inc.	60	12,405
IPG Photonics Corp. (a)	470	29,676
Itron, Inc. (a)	1,680	175,997
Kimball Electronics, Inc. (a)	1,060	17,437
Methode Electronics, Inc.	3,160	20,161
N-able, Inc. (a)	235	1,666
Olo, Inc. - Class A (a)	1,670	10,087
OneSpan, Inc.	2,208	33,672
OSI Systems, Inc. (a)	413	80,262
PC Connection, Inc.	130	8,115
Photronics, Inc. (a)	1,530	31,763
Plexus Corp. (a)	256	32,801
Progress Software Corp.	778	40,075
Rimini Street, Inc. (a)	8,250	28,710
Sanmina Corp. (a)	210	15,998
ScanSource, Inc. (a)	850	28,908
SMART Global Holdings, Inc. (a)	2,440	42,383
SolarWinds Corp.	480	8,846
Synaptics, Inc. (a)	260	16,567
TTM Technologies, Inc. (a)	1,730	35,482
Viasat, Inc. (a)	980	10,212
Viavi Solutions, Inc. (a)	13,520	151,289
Vishay Intertechnology, Inc.	2,000	31,800
Vontier Corp.	430	14,125
Xerox Holdings Corp. (b)	11,360	54,869
		1,379,791

Materials - 5.6%
AdvanSix, Inc.	550	12,457
American Vanguard Corp.	1,380	6,072
Ashland, Inc.	2,541	150,656
Avient Corp.	120	4,459
Cabot Corp.	205	17,044
Caledonia Mining Corp. PLC	5,560	69,444
Carpenter Technology Corp.	217	39,316
Coeur Mining, Inc. (a)	6,420	38,006
Constellium SE (a)	840	8,476
Core Molding Technologies, Inc. (a)	2,847	43,274
Ecovyst, Inc. (a)	4,365	27,063
Hecla Mining Co.	18,510	102,916
Huntsman Corp.	1,920	30,317
Ingevity Corp. (a)	380	15,044
Innospec, Inc.	140	13,265
Kaiser Aluminum Corp.	410	24,854
Knife River Corp. (a)	160	14,434
Kronos Worldwide, Inc.	1,418	10,607
Mercer International, Inc.	1,470	9,041
Myers Industries, Inc.	2,160	25,769
Olin Corp.	1,160	28,118
Orion SA	7,605	98,333
Silgan Holdings, Inc.	460	23,515
Sonoco Products Co.	690	32,596
SSR Mining, Inc. (a)	2,490	24,975
SunCoke Energy, Inc.	5,346	49,183
Sylvamo Corp.	200	13,414
Taseko Mines Ltd. (a)	38,447	86,121
Titan America SA (a)	3,824	51,700
TriMas Corp.	1,030	24,133
Tronox Holdings PLC	1,950	13,728
United States Lime & Minerals, Inc.	1,429	126,295
		1,234,625

Real Estate - 0.9%
Anywhere Real Estate, Inc. (a)	3,680	12,254
Compass, Inc. - Class A (a)	4,860	42,428
Cushman & Wakefield PLC (a)	2,710	27,696
Douglas Elliman, Inc. (a)	4,200	7,224
Kennedy-Wilson Holdings, Inc.	9,810	85,151
Marcus & Millichap, Inc.	440	15,158
RMR Group, Inc. - Class A	690	11,489
		201,400

Utilities - 3.5%
Avista Corp.	740	30,984
Black Hills Corp.	920	55,798
Brookfield Infrastructure Corp. - Class A	1,685	60,980
California Water Service Group	300	14,538
MDU Resources Group, Inc.	1,820	30,776
Middlesex Water Co.	240	15,384
New Jersey Resources Corp.	110	5,397
Northwest Natural Holding Co.	870	37,166
Northwestern Energy Group, Inc.	640	37,037
ONE Gas, Inc.	930	70,299
Otter Tail Corp.	1,376	110,589
Portland General Electric Co.	820	36,572
SJW Group	530	28,986
Southwest Gas Holdings, Inc.	460	33,028
Spire, Inc.	460	35,995
Sunnova Energy International, Inc. (a)(b)	3,150	1,172
TXNM Energy, Inc.	665	35,564
UGI Corp.	3,331	110,156
Unitil Corp.	280	16,153
		766,574
TOTAL COMMON STOCKS (Cost $18,950,249)		20,108,863

REAL ESTATE INVESTMENT TRUSTS - 8.0%	Shares	Value
Financials - 0.5%
Apollo Commercial Real Estate Finance, Inc.	2,140	20,480
Ares Commercial Real Estate Corp.	2,470	11,436
BrightSpire Capital, Inc.	3,000	16,680
Granite Point Mortgage Trust, Inc.	4,070	10,582
Orchid Island Capital, Inc.	1,740	13,085
PennyMac Mortgage Investment Trust	640	9,376
TPG RE Finance Trust, Inc.	3,558	28,997
Two Harbors Investment Corp.	392	5,237
		115,873

Industrials - 0.2%
CoreCivic, Inc. (a)	2,030	41,189

Real Estate - 7.3%
Alexander & Baldwin, Inc.	4,230	72,883
Alexander's, Inc.	70	14,641
American Assets Trust, Inc.	730	14,702
Armada Hoffler Properties, Inc.	10,800	81,108
COPT Defense Properties	475	12,953
CTO Realty Growth, Inc.	3,824	73,841
CubeSmart	2,211	94,432
Curbline Properties Corp.	3,963	95,865
DiamondRock Hospitality Co.	2,830	21,848
Empire State Realty Trust, Inc. - Class A	3,060	23,929
Essential Properties Realty Trust, Inc.	2,575	84,048
Gladstone Commercial Corp.	3,320	49,734
Macerich Co.	2,359	40,504
National Health Investors, Inc.	1,735	128,147
One Liberty Properties, Inc.	1,830	48,074
Orion Office REIT, Inc.	4,010	8,581
Outfront Media, Inc.	921	14,865
Park Hotels & Resorts, Inc.	2,360	25,205
Pebblebrook Hotel Trust	2,850	28,871
Phillips Edison & Co., Inc.	300	10,947
Postal Realty Trust, Inc. - Class A	2,946	42,069
RLJ Lodging Trust	8,580	67,696
Ryman Hospitality Properties, Inc.	3,309	302,575
Sabra Health Care REIT, Inc.	6,668	116,490
Safehold, Inc.	1,419	26,564
Saul Centers, Inc.	1,090	39,316
Seritage Growth Properties - Class A (a)	3,820	12,339
Service Properties Trust	1,810	4,724
STAG Industrial, Inc.	782	28,246
Urban Edge Properties	1,417	26,923
		1,612,120
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,878,336)		1,769,182

CLOSED-END FUNDS - 0.2%	Shares	Value
NewtekOne, Inc.	2,397	28,668
TOTAL CLOSED-END FUNDS (Cost $28,872)		28,668

TOTAL INVESTMENTS - 99.2% (Cost $20,857,467)		21,906,713
Money Market Deposit Account - 3.2% (d)		706,568
Liabilities in Excess of Other Assets - (2.4)%		(520,504)
TOTAL NET ASSETS - 100.0%		$22,092,777
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AMBAC - American Municipal Bond Assurance Corporation NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SE - Societas Europeae

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $470,053 which represented 2.1% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.24%.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Small Company Value Portfolio has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,108,863	$–	$–	$20,108,863
Real Estate Investment Trusts	1,769,182	–	–	1,769,182
Closed-End Funds	28,668	–	–	28,668
Total Investments	$21,906,713	$–	$–	$21,906,713

Refer to the Schedule of Investments for further disaggregation of investment categories.